Debt Obligations (Details Narrative) (10-K) - USD ($)										3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 03, 2021	Dec. 17, 2020	Nov. 11, 2020	Oct. 22, 2020	Sep. 29, 2020	Sep. 18, 2020	Jul. 02, 2020	Oct. 11, 2019	Aug. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 15, 2020	Apr. 17, 2020	Dec. 31, 2017
Debt Instrument [Line Items]
Debt instrument face amount								$ 1,000,000
Proceeds from related party debt												$ 2,623,258		$ 2,381,793	$ 2,123,963
Repayments of debt from related party												414,954	709,256	3,787,498
Interest expense										$ 508,525	$ 437,214	941,603	860,599	1,731,171	1,016,079
Debt instrument discount														230,599	261,817
Financing and operating lease liabilities														28,322,494	16,528,506
City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																	1.00%
US Premium Finance [Member] | First Policy Loan [Member]
Debt Instrument [Line Items]
Insurance policy premium percentage			5.26%
Insurance policy premium			$ 80,858
Insurance policy down payment			20,266
Proceeds from insurance			60,532
Finance charges			$ 1,469
US Premium Finance [Member] | Second Policy Loan [Member]
Debt Instrument [Line Items]
Insurance policy premium percentage					3.50%
Insurance policy premium					$ 464,704
Insurance policy down payment					94,102
Proceeds from insurance					371,904
Finance charges					$ 5,992
Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount								12,250,000						10,915,306	12,014,998
Repayments of debt from related party														1,099,692	235,002
Interest expense										151,097		306,315		$ 621,309	123,961
Economic Injury Disaster Loans and Grants [Member]
Debt Instrument [Line Items]
Debt instrument interest rate														3.75%
Debt instrument face amount														$ 20,000,000
Debt instrument description														The purpose of the loan was to help businesses meet financial obligations and operating expenses that could have been met had the disaster not occurred. In connection therewith, applicants who qualified were eligible to receive an advance of $10,000 which provided immediate help for businesses affected by the reduced economic activity resulting from COVID-19 related fiats. The terms for the EIDL loads were offered at 3.75% interest on a thirty-year amortization and repayments starting 24 months from the date of the note. The $10,000 advances were later converted to grants by the "Consolidated Appropriations Act of 2021, signed into law by President Trump on December 27th,2020 which provided full and automatic forgiveness of the monetary advances. ARC Group Inc's subsidiaries applied for, received and were forgiven for several of these advances including; (i) DWAG Valdosta LLC - received on June 30, 2020, (ii) ARC WingHouse - received on July 8,2020, (iii) DWAG Tallahassee - received on July 14, 2020, (iv) ARC Fat Patty's - received on July 1,2020.
Economic Injury Disaster Loans and Grants [Member] | Fat Patty [Member]
Debt Instrument [Line Items]
Repayments of debt from related party							$ 150,000
First Round of Paycheck Protection Program Loans [Member]
Debt Instrument [Line Items]
Debt instrument, loan amount																	$ 6,064,560
ARC Fat Patty's Main Street Loan [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						3.00%
Interest expense														$ 39,263
Outstanding balance														4,293,913
Debt instrument description						The note has a term of five years and bears interest at a rate per annum equal to: (i) the London Interbank Offered Rate for 30-day U.S. dollar deposits as published in the "Money Rates" column of the local edition of The Wall Street Journal, plus (ii) three percent (3%). Commencing on October 18, 2021 and continuing on the eighteenth (18th) day of each month thereafter, ARC Fat Patty's shall make consecutive monthly payments of accrued interest. On September 18, 2023 and September 18, 2024, ARC Fat Patty's must make an annual payment of principal plus accrued but unpaid interest in an amount equal to fifteen percent (15%) of the outstanding principal balance of the note (inclusive of accrued but unpaid interest). The entire outstanding principal balance of the note together with all accrued and unpaid interest is due and payable in full on September 18, 2025.
Debt instrument, loan amount						$ 4,369,860
Transfer of Soaring Wings Promissory Notes [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Debt instrument face amount																$ 625,000
Transfer of Soaring Wings Promissory Notes [Member] | City National Bank [Member] | Interest Payments First SW Notes [Member]
Debt Instrument [Line Items]
Interest payment of debt	$ 17,882
Transfer of Soaring Wings Promissory Notes [Member] | City National Bank [Member] | Interest Payments Second SW Notes [Member]
Debt Instrument [Line Items]
Interest payment of debt	$ 12,500
ARC WingHouse Main Street Loan [Member] | City National Bank [Member]
Debt Instrument [Line Items]
Interest expense														19,033
Outstanding balance														3,180,900
Debt instrument description				The note has a term of five years and bears interest at a rate per annum equal to: (i) the London Interbank Offered Rate for 30-day U.S. dollar deposits as published in the "Money Rates" column of the local edition of The Wall Street Journal, plus (ii) three percent (3%). Commencing on November 22, 2021 and continuing on the twenty-second (22nd) day of each month thereafter, ARC WingHouse shall make consecutive monthly payments of accrued interest. On October 22, 2023 and October 22, 2024, ARC WingHouse must make an annual payment of principal plus accrued but unpaid interest in an amount equal to fifteen percent (15%) of the outstanding principal balance of the note (inclusive of accrued but unpaid interest). The entire outstanding principal balance of the note together with all accrued and unpaid interest is due and payable in full on October 22, 2025. ARC WingHouse may prepay the loan at any time without incurring any prepayment penalties. The note provides for customary events of default, including, among others, those relating to a failure to make payment, bankruptcy, breaches of representations and covenants, and the occurrence of certain events. As security for the note, ARC WingHouse granted City National Bank a security interest in and to any and all of its property.
Debt instrument, loan amount				$ 3,180,900
Conditional Settlement Agreement [Member]
Debt Instrument [Line Items]
Periodic payment		$ 130,000
Seenu G. Kasturi [Member]
Debt Instrument [Line Items]
Guaranteed lease and promissory note payments										58,750,000		58,750,000
Compensation to guarantor										2,937,500		2,937,500
Seenu G. Kasturi [Member] | Agreement to Guarantee Obligations [Member]
Debt Instrument [Line Items]
Guaranteed lease and promissory note payments										2,646,091		2,646,091		2,646,091
Kasturi Children's Trust [Member]
Debt Instrument [Line Items]
Debt instrument face amount								1,250,000
Interest expense										18,648		37,295		75,205	9,452
Soaring Wings [Member]
Debt Instrument [Line Items]
Debt instrument face amount								1,000,000
Interest expense														44,604	12,603
Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal outstanding under credit facility												622,929
Interest expense										9,314	9,314	18,526	18,627	37,478	37,273
Debt instrument discount									$ 155,732	61,297		61,297		76,806	76,734
Outstanding balance														546,123	514,977
Secured Convertible Promissory Note [Member] | Seenu G. Kasturi [Member]
Debt Instrument [Line Items]
Proceeds from related party debt									$ 622,929
City National Bank [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 12,250,000		10,148,919		10,148,919
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument discount										215,162		215,162		537,773
Financing and operating lease liabilities										29,390,495		29,390,495		28,015,319
Promissory Note [Member] | Soaring Wings [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								9.00%
Debt instrument face amount								$ 792,100
Interest expense								$ 44,604
First Payment [Member] | Conditional Settlement Agreement [Member]
Debt Instrument [Line Items]
Periodic payment		75,000
Second Payment [Member] | Conditional Settlement Agreement [Member]
Debt Instrument [Line Items]
Periodic payment		15,000
Third Payment [Member] | Conditional Settlement Agreement [Member]
Debt Instrument [Line Items]
Periodic payment		10,000
Fourth through Ninth Payment [Member] | Conditional Settlement Agreement [Member]
Debt Instrument [Line Items]
Periodic payment		$ 5,000
Short - Term [Member]
Debt Instrument [Line Items]
Notes payable														5,596,349
Long Term [Member]
Debt Instrument [Line Items]
Notes payable														5,974,745
Notes Payable [Member]
Debt Instrument [Line Items]
Interest expense														1,731,171	207,033
Blue Victory Holdings, Inc [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																		6.00%
Debt instrument face amount										2,208,304		2,208,304		0	1,110,296
Proceeds from related party debt												2,623,258		2,381,793	277,707
Repayments of debt from related party												414,954		3,492,089	71,877
Interest expense										$ 32,205	$ 16,864	$ 39,866	$ 36,727	$ 36,727	$ 20,281